Unsecured Promissory Notes and Warrants (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 07, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of warrants issued to purchase of shares of common stock				333,332	906
Exercise price per share				$ 0.37	$ 0.45
Legal fees	$ 9
Amortization of debt discount		$ 34	$ 26	$ 116	$ 53
Interest expense		86	66	302	172
Warrants [Member]
Legal fees	4
Lambda Investors, LLC [Member]
Due to related party				300
Lambda [Member]
Interest expense related party				33	19
Entities Controlled by Member of Management [Member]
Due to related party				30
Entities Controlled by Member of Management [Member] | Lambda Investors, LLC [Member]
Due to related party				30
Entities Controlled by Member of Management [Member] | Lambda [Member]
Interest expense related party		$ 1	$ 8	3	2
Majority Shareholder [Member]
Due to related party				300
Note Holders [Member]
Interest expense				133	77
Interest paid				195
Accrued expenses				14
Note and Warrant Purchase Agreement [Member]
Gross proceeds from unsecured promissory notes and warrants	$ 1,187
Percentage of accrues interest rate per annum	11.00%
Note repayable date	Jun. 07, 2019
Legal fees	$ 13
Proceeds from warrant agreement	1,187
Proceeds from warrants	393
Unsecured promissory notes	$ 794
Amortization of debt discount				$ 116	$ 53
Note and Warrant Purchase Agreement [Member] | Investors [Member]
Number of warrants issued to purchase of shares of common stock	2,400,000
Exercise price per share	$ 0.30
Warrants exercisable term	5 years